EQUITY ACCOUNTED INVESTMENTS - Schedule Of Fair Value Of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	$ 9,032	$ 6,423
Carrying Value	10,409	7,453
GGP
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	7,570	6,379
Carrying Value	8,844	7,453
Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	1,176
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	286	$ 44
Carrying Value	$ 201